Note 17 - Fair Value Measurements - Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities, Fair Value	$ 183,611	$ 167,354
Mortgage servicing rights	1,061	1,313	$ 1,270	$ 1,247
Total recurring	805,593	752,864
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value	72,554	59,466
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value	110,041	106,924
Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	1,016	964
Fair Value, Recurring [Member]
Mortgage servicing rights	1,061	1,313
Total recurring	184,672	168,667
Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value	72,554	59,466
Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value	110,041	106,924
Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	1,016	964
Fair Value, Nonrecurring [Member]
Total recurring		352
Impaired loans	1,495	244
Other real estate owned		108
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights
Total recurring	1,014	962
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	1,014	962
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member]
Total recurring
Impaired loans
Other real estate owned
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights
Total recurring	182,597	166,392
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value	72,554	59,466
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value	110,041	106,924
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	2	2
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Total recurring
Impaired loans
Other real estate owned
Fair Value, Inputs, Level 3 [Member]
Mortgage servicing rights	1,061	1,313	$ 1,270	$ 1,247
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights	1,061	1,313
Total recurring	1,061	1,313
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Total recurring		352
Impaired loans	$ 1,495	244
Other real estate owned		$ 108